FINANCIAL INVESTORS TRUST

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak Global Micro Cap Fund

(the “Funds”)

SUPPLEMENT DATED SEPTEMBER 1, 2015 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 29, 2015

As of the date of this Supplement, shares of the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund are now offered for sale, and shares of the Grandeur Peak Global Micro Cap Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.  YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.